Segments (Tables)	6 Months Ended
Jun. 30, 2024
Segments [Abstract]
Schedule of Data Relating to Business Segments	Below is data relating to business segments:
	Six months ended June 30, 2024
	Professional services	Products and technology	Unallocated	Total
	USD in thousands

Revenues from external customers	$15,258	$450	$-	$15,708

Total revenues	15,258	450	-	15,708

Segment results (operating loss)	$(9,905)	$(5,126)	$-	$(15,031)

Finance expenses, net				(10,045)

Loss before taxes on income				$(25,076)
	Six months ended June 30, 2023
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	$24,438	$570	$-	$25,008

Total revenues	24,438	570	-	25,008

Segment results (operating loss)	$(31,762)	$(13,917)	$(13,880)	$(59,559)

Finance expenses, net				5,312

Loss before taxes on income				$(64,871)
*	Expenses related to RNER merger transaction and ELOC.

Schedule of Revenues	Below is revenue by country, based on customer location, geographical segments were not analyzed due to immateriality (most of the Company revenues and the carrying amounts of non-current assets are in the Company’s country of domicile (Israel)):
	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	$14,373	$531	$711	$93	$15,708
	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	$22,923	$265	$1,599	$221	$25,008